Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rate Differed from Federal Statutory Income Tax Rate

The Company's effective tax rate differed from the federal statutory income tax rate for the three months ended September 30, 2020 and 2019 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.31%
Valuation allowance	-26%
Effective tax rate	0%

The Company’s effective tax rate differed from the federal statutory income tax rate for the years ended June 30, 2020 and 2019 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.31%
Valuation allowance	-26%
Effective tax rate	0%

Schedule of Deferred Tax Assets and Liabilities

The Company's deferred tax assets and liabilities as of September 30, 2020 and June 30, 2020, are summarized as follows:

		September 30, 2020	June 30, 2020

Federal
	Deferred tax assets	$ 7,216,100	$ 4,825,100
	Less valuation allowance	(7,216,100)	(4,825,100)
	Deferred tax liabilities	-	-
		-	-
State
	Deferred tax assets	1,926,900	1,290,900
	Less valuation allowance	(1,926,900)	(1,290,900)
	Deferred tax liabilities	-	-
		-	-
	Net Deferred Tax Assets	$ -	$ -

The Company’s deferred tax assets and liabilities as of June 30, 2020 and 2019, are summarized as follows:

	2020	2019
Federal
Deferred tax assets	$ 4,825,100	$ 2,980,100
Less valuation allowance	(4,825,100)	(2,980,100)
Deferred tax liabilities	-	-

State
Deferred tax assets	1,290,900	866,300
Less valuation allowance	(1,290,900)	(866,300)
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$ -	$ -

Schedule of Significant Components of Deferred Tax Assets

The significant components of deferred tax assets as of September 30, 2020 and June 30, 2020, are as follows:

	September 30, 2020	June 30, 2020

Net operating loss carryforwards	$ 8,681,800	$ 5,767,000
Valuation allowance	(9,143,000)	(6,116,000)
Goodwill	273,600	278,900
Property and equipment	(10,200)	(10,500)
Intangible assets	153,000	35,800
Inventory allowance	17,800	17,800
Warranty accrual and other	27,000	27,000

Net Deferred Tax Assets	$ -	$ -

The significant components of deferred tax assets as of June 30, 2020 and 2019, are as follows:

	2020	2019
Net operating loss carryforwards	$ 5,767,000	$ 3,826,100
Valuation allowance	(6,116,000)	(3,846,400)
Property and equipment	(10,500)	(7,100)
Goodwill	278,900	-
Intangible assets	35,800	-
Inventory allowance	17,800)	5,400
Warranty accrual	27,000	22,000
Net Deferred Tax Assets	$ -	$ -